Related parties	12 Months Ended
Dec. 31, 2021
Related parties

20	Related parties

	Trade accounts receivables		Related parties’ assets		Trade payables		Dividends payable		Related parties’ liabilities
Assets and liabilities	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Parent
Votorantim S.A. (i)	-	-	2	2	1,102	809	-	-	-	-

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	-	-	-	-	1,890	1,160	-	-	-	-
Companhia Brasileira de Alumínio	158	1,479	-	-	264	175	-	-	-	-
Votorantim Cimentos S.A.	551	595	-	-	64	121	-	-	-	-
Votener - Votorantim Comercializadora de Energia Ltda.	302	332	-	-	945	6,330	-	-	-	-
Votorantim International CSC S.A.C	-	-	-	-	306	421	-	-	152	-
Other	5	5	-	-	240	871	11,441	4,557	240	561
	1,016	2,411	2	2	4,811	9,887	11,441	4,557	392	561

Current	1,016	2,411	-	-	4,811	9,887	11,441	4,557	-	-
Non-current	-	-	2	2	-	-	-	-	392	561
	1,016	2,411	2	2	4,811	9,887	11,441	4,557	392	561

	Sales			Purchases
Profit and loss	2021	2020	2019	2021	2020	2019
Parent
Votorantim S.A. (i)	-	-	26	3,735	4,378	6,176

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	-	-	-	41,498	26,280	5,046
Companhia Brasileira de Alumínio	8,988	7,828	2,157	3,736	1,156	1,964
Votorantim Cimentos S.A.	-	-	196	661	524	2,186
Votener - Votorantim Comercializadora de Energia Ltda.	5,993	9,740	3,288	16,207	7,721	9,596
Votorantim International CSC S.A.C	-	-	-	4,278	6,638	5,584
Other	113	11	510	1,120	582	1,581
	15,094	17,579	6,177	71,235	47,279	32,133

(i)	The Company entered into an agreement with VSA on September 4, 2008, for services provided by its Center of Excellence (“CoE”) related to administrative activities, human resources, back office, accounting, taxes, technical assistance, and training, among others. Under a cost sharing agreement, the Company reimburses VSA for the expenses related to these activities in respect of the Company.
(ii)	As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company director’s close family member may have significant influence at its holding level. Additionally, in June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction services for the Aripuanã project.

(a)	Key management compensation

Key management includes the members of the Company's global executive team and Board of Directors. Key management compensation, including all benefits, was as follows:

	2021	2020
Short-term benefits	6,602	6,765
Other long-term benefits	664	1,791
	7,266	8,556

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.